INTEREST EXPENSE (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Realized:
Interest on bank debt and senior notes	56,716	53,074	47,049
Unrealized:
Cross currency interest rate swap (gain)/loss	1,306	2,963	355
Interest rate swap (gain)/loss	(478)	(1,125)	(2,037)
Amortization of debt issue costs and senior note premium	793	(5)	(429)
Interest expense	58,337	54,907	44,938